SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 846,531	$ 998,839	$ 1,076,861
Revenue transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue	676,480	833,429	876,268
Revenue transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 170,051	$ 165,410	$ 200,593